UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                            USAA GROWTH & INCOME Fund


                      1ST QUARTER Portfolio of Investments


                                OCTOBER 31, 2007

                                                                      (Form N-Q)

48451-1207                                  (C)2007, USAA.  All rights reserved.

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (98.2%)

               COMMON STOCKS (97.7%)

               CONSUMER DISCRETIONARY (11.5%)
               ------------------------------
               ADVERTISING (0.4%)
      137,800  Omnicom Group, Inc.                                                         $        7,025
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
      115,300  Carter's, Inc.*                                                                      2,546
       98,600  Coach, Inc.*                                                                         3,605
       85,000  Hanesbrands, Inc.*                                                                   2,638
                                                                                          ---------------
                                                                                                    8,789
                                                                                          ---------------
               APPAREL RETAIL (1.0%)
      242,275  American Eagle Outfitters, Inc.                                                      5,761
      177,400  Chico's FAS, Inc.*                                                                   2,331
       63,852  Guess?, Inc.                                                                         3,282
       76,700  Gymboree Corp.*                                                                      2,610
       69,350  Jos. A. Bank Clothiers, Inc.*(a)                                                     2,026
                                                                                          ---------------
                                                                                                   16,010
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (1.5%)
       90,200  Borg Warner, Inc.                                                                    9,535
      324,000  Johnson Controls, Inc.                                                              14,165
                                                                                          ---------------
                                                                                                   23,700
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.3%)
       90,400  Advance Auto Parts, Inc.                                                             3,084
       71,400  O'Reilly Automotive, Inc.*                                                           2,358
                                                                                          ---------------
                                                                                                    5,442
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.4%)
      272,800  Comcast Corp. "A"*                                                                   5,742
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
       71,038  Best Buy Co., Inc.                                                                   3,447
                                                                                          ---------------
               DEPARTMENT STORES (0.2%)
       71,345  Kohl's Corp.*                                                                        3,922
                                                                                          ---------------
               FOOTWEAR (0.3%)
       72,400  Crocs, Inc.*                                                                         5,412
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.5%)
       81,500  Family Dollar Stores, Inc.(a)                                                        2,066
       98,460  Target Corp.                                                                         6,042
                                                                                          ---------------
                                                                                                    8,108
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.2%)
       50,300  Home Depot, Inc.                                                                     1,585

2

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------
       36,100  Sherwin-Williams Co.                                                        $        2,307
                                                                                          ---------------
                                                                                                    3,892
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (1.1%)
      300,100  Carnival Corp.                                                                      14,399
       88,400  Royal Caribbean Cruises Ltd.                                                         3,790
                                                                                          ---------------
                                                                                                   18,189
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.6%)
      142,600  Stanley Works                                                                        8,207
       21,200  Whirlpool Corp.(a)                                                                   1,678
                                                                                          ---------------
                                                                                                    9,885
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.4%)
       68,600  Fortune Brands, Inc.                                                                 5,747
                                                                                          ---------------
               INTERNET RETAIL (0.5%)
       56,909  Amazon.com, Inc.*                                                                    5,074
       32,700  Priceline.com, Inc.*(a)                                                              3,044
                                                                                          ---------------
                                                                                                    8,118
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.2%)
       60,600  Harley-Davidson, Inc.                                                                3,121
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (1.1%)
      117,400  Dreamworks Animation SKG, Inc. "A"*                                                  3,822
      279,600  News Corp. "A"                                                                       6,059
      182,490  Viacom, Inc. "B"*                                                                    7,535
                                                                                          ---------------
                                                                                                   17,416
                                                                                          ---------------
               PUBLISHING (0.7%)
       36,900  Gannett Co., Inc.                                                                    1,565
       95,200  Idearc, Inc.                                                                         2,569
       60,300  McGraw-Hill Companies, Inc.(a)                                                       3,017
       91,300  R.H. Donnelley Corp.*                                                                5,008
                                                                                          ---------------
                                                                                                   12,159
                                                                                          ---------------
               RESTAURANTS (0.6%)
       34,323  Chipotle Mexican Grill, Inc. "A"*(a)                                                 4,771
       87,799  McDonald's Corp.                                                                     5,242
                                                                                          ---------------
                                                                                                   10,013
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.2%)
       53,500  Steiner Leisure Ltd.*                                                                2,406
                                                                                          ---------------
               SPECIALTY STORES (0.6%)
      124,290  Dick's Sporting Goods, Inc.*                                                         4,147
      125,300  Office Depot, Inc.*                                                                  2,351
      117,775  Staples, Inc.                                                                        2,749
                                                                                          ---------------
                                                                                                    9,247
                                                                                          ---------------
               Total Consumer Discretionary                                                       187,790
                                                                                          ---------------

                                                                               3

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               CONSUMER STAPLES (4.9%)
               -----------------------
               BREWERS (0.3%)
       85,500  Anheuser-Busch Companies, Inc.                                              $        4,384
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.3%)
      207,000  Constellation Brands, Inc. "A"*                                                      5,200
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.5%)
      226,700  Sysco Corp.                                                                          7,774
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.3%)
       60,720  Procter & Gamble Co.                                                                 4,221
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.8%)
      204,605  Costco Wholesale Corp.                                                              13,762
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.1%)
       76,683  Kraft Foods, Inc. "A"                                                                2,562
                                                                                          ---------------
               SOFT DRINKS (0.7%)
      104,032  Coca-Cola Co.                                                                        6,425
       67,500  PepsiCo, Inc.                                                                        4,976
                                                                                          ---------------
                                                                                                   11,401
                                                                                          ---------------
               TOBACCO (1.9%)
      143,130  Altria Group, Inc.                                                                  10,438
       77,700  Imperial Tobacco Group plc ADR                                                       7,897
       48,800  Loews Corp. - Carolina Group                                                         4,186
       58,800  Reynolds American, Inc.                                                              3,789
       87,300  UST, Inc.                                                                            4,655
                                                                                          ---------------
                                                                                                   30,965
                                                                                          ---------------
               Total Consumer Staples                                                              80,269
                                                                                          ---------------

               ENERGY (7.9%)
               COAL & CONSUMABLE FUELS (0.3%)
               ------------------------------
       83,800  Peabody Energy Corp.                                                                 4,672
                                                                                          ---------------
               INTEGRATED OIL & GAS (2.7%)
       72,000  Chevron Corp.                                                                        6,589
      123,235  ConocoPhillips                                                                      10,470
      127,755  Exxon Mobil Corp.                                                                   11,752
       22,620  Marathon Oil Corp.                                                                   1,338
       81,900  Murphy Oil Corp.                                                                     6,030
      113,200  Occidental Petroleum Corp.                                                           7,816
                                                                                          ---------------
                                                                                                   43,995
                                                                                          ---------------
               OIL & GAS DRILLING (1.4%)
       20,600  Atwood Oceanics, Inc.*                                                               1,735
       80,000  ENSCO International, Inc.                                                            4,439
      163,445  GlobalSantaFe Corp.                                                                 13,244
       76,200  Hercules Offshore, Inc.*                                                             2,061
       35,200  Noble Corp.                                                                          1,864
                                                                                          ---------------
                                                                                                   23,343
                                                                                          ---------------

4

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               OIL & GAS EQUIPMENT & SERVICES (1.3%)
       14,800  Cameron International Corp.*                                                $        1,441
       98,300  Complete Production Services, Inc.*                                                  1,956
      244,600  Halliburton Co.                                                                      9,642
      103,636  National-Oilwell Varco, Inc.*                                                        7,591
                                                                                          ---------------
                                                                                                   20,630
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.7%)
       38,175  Apache Corp.                                                                         3,963
      107,380  EOG Resources, Inc.                                                                  9,514
       46,600  Noble Energy, Inc.                                                                   3,567
       57,600  Ultra Petroleum Corp.*                                                               4,081
       41,400  Woodside Petroleum Ltd. ADR                                                          2,048
       69,223  XTO Energy, Inc.                                                                     4,595
                                                                                          ---------------
                                                                                                   27,768
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      219,000  El Paso Corp.                                                                        3,867
      117,150  Spectra Energy Corp.                                                                 3,044
       43,025  Williams Companies, Inc.                                                             1,570
                                                                                          ---------------
                                                                                                    8,481
                                                                                          ---------------
               Total Energy                                                                       128,889
                                                                                          ---------------

               FINANCIALS (18.0%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (3.0%)
       59,931  Affiliated Managers Group, Inc.*(a)                                                  7,884
      289,400  Bank of New York Mellon Corp.                                                       14,137
       34,091  BlackRock, Inc. "A"(a)                                                               7,055
       75,900  Blackstone Group LP*(a)                                                              1,930
       10,740  Franklin Resources, Inc.                                                             1,393
      119,400  Invesco plc ADR(a)                                                                   3,661
      106,561  Janus Capital Group, Inc.                                                            3,678
       69,140  State Street Corp.                                                                   5,515
       63,793  T. Rowe Price Group, Inc.                                                            4,098
                                                                                          ---------------
                                                                                                   49,351
                                                                                          ---------------
               CONSUMER FINANCE (0.9%)
       66,900  American Express Co.                                                                 4,077
       44,300  Capital One Financial Corp.                                                          2,906
      162,800  Discover Financial Services                                                          3,142
      103,300  SLM Corp.                                                                            4,872
                                                                                          ---------------
                                                                                                   14,997
                                                                                          ---------------
               DIVERSIFIED BANKS (1.3%)
      654,600  Wells Fargo & Co.                                                                   22,263
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
       37,785  UBS AG                                                                               2,029
                                                                                          ---------------
               INSURANCE BROKERS (0.2%)
       70,500  Willis Group Holdings Ltd.                                                           2,984
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (2.2%)
       26,600  Bear Stearns Companies, Inc.                                                         3,022

                                                                               5

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
      234,567  Charles Schwab Corp.                                                       $         5,451
       21,081  Goldman Sachs Group, Inc.                                                            5,226
       31,730  Merrill Lynch & Co., Inc.                                                            2,095
      294,700  Morgan Stanley                                                                      19,822
                                                                                          ---------------
                                                                                                   35,616
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.8%)
      133,200  AFLAC, Inc.                                                                          8,362
       43,288  Prudential Financial, Inc.                                                           4,187
                                                                                          ---------------
                                                                                                   12,549
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.0%)
      112,925  American International Group, Inc.                                                   7,128
       98,400  Hartford Financial Services Group, Inc.                                              9,547
                                                                                          ---------------
                                                                                                   16,675
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.2%)
      164,848  Bank of America Corp.                                                                7,959
      770,174  Citigroup, Inc.                                                                     32,270
      247,400  JPMorgan Chase & Co.                                                                11,628
                                                                                          ---------------
                                                                                                   51,857
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.2%)
       42,900  ACE Ltd.                                                                             2,600
      109,800  Allstate Corp.                                                                       5,754
       61,700  Axis Capital Holdings Ltd.                                                           2,452
       73,600  MBIA, Inc.(a)                                                                        3,168
       71,400  W.R. Berkley Corp.                                                                   2,148
       42,500  XL Capital Ltd. "A"                                                                  3,058
                                                                                          ---------------
                                                                                                   19,180
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
        3,654  Jones Lang LaSalle, Inc.                                                               348
                                                                                          ---------------
               REGIONAL BANKS (1.4%)
       38,600  City National Corp.                                                                  2,609
      280,100  Fifth Third Bancorp                                                                  8,761
      137,815  PNC Financial Services Group, Inc.                                                   9,945
      114,800  South Financial Group, Inc.(a)                                                       2,372
                                                                                          ---------------
                                                                                                   23,687
                                                                                          ---------------
               REINSURANCE (0.1%)
       47,300  Endurance Specialty Holdings Ltd.                                                    1,855
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
       86,900  First Industrial Realty Trust, Inc.                                                  3,541
                                                                                          ---------------
               REITS - MORTGAGE (0.3%)
      255,800  Annaly Capital Management, Inc.                                                      4,372
                                                                                          ---------------
               REITS - OFFICE (0.1%)
      139,900  American Financial Realty Trust                                                        943
                                                                                          ---------------
               SPECIALIZED FINANCE (1.3%)
       46,100  CIT Group, Inc.                                                                      1,624
       13,369  CME Group, Inc.                                                                      8,907


6

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       37,340  InterContinental Exchange, Inc.*                                           $         6,654
       38,335  Nymex Holdings, Inc.(a)                                                              4,927
                                                                                          ---------------
                                                                                                   22,112
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.7%)
      102,600  Freddie Mac(b)                                                                       5,359
      101,500  New York Community Bancorp, Inc.(a)                                                  1,889
      200,860  People's United Financial, Inc.                                                      3,571
                                                                                          ---------------
                                                                                                   10,819
                                                                                          ---------------
               Total Financials                                                                   295,178
                                                                                          ---------------

               HEALTH CARE (14.3%)
               -------------------
               BIOTECHNOLOGY (2.4%)
       77,025  Amgen, Inc.*                                                                         4,476
       67,676  Celgene Corp.*                                                                       4,467
       84,964  Cephalon, Inc.*                                                                      6,265
       30,080  Genentech, Inc.*                                                                     2,230
      171,940  Genzyme Corp.*                                                                      13,062
      117,316  Gilead Sciences, Inc.*                                                               5,419
      298,400  Millennium Pharmaceuticals, Inc.*                                                    3,527
                                                                                          ---------------
                                                                                                   39,446
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.2%)
       57,300  Cardinal Health, Inc.                                                                3,898
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (2.1%)
       75,000  Baxter International, Inc.                                                           4,501
       64,300  Hillenbrand Industries, Inc.                                                         3,551
       67,933  Hologic, Inc.*                                                                       4,615
       64,300  Hospira, Inc.*                                                                       2,657
        9,034  Intuitive Surgical, Inc.*                                                            2,953
      250,340  Medtronic, Inc.                                                                     11,876
       48,385  Stryker Corp.                                                                        3,435
                                                                                          ---------------
                                                                                                   33,588
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
       94,800  Service Corp. International                                                          1,372
                                                                                          ---------------
               HEALTH CARE SERVICES (1.1%)
      136,858  Medco Health Solutions, Inc.*                                                       12,917
       73,000  Omnicare, Inc.(a)                                                                    2,153
       47,200  Quest Diagnostics, Inc.                                                              2,510
                                                                                          ---------------
                                                                                                   17,580
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.2%)
       27,300  Invitrogen Corp.*                                                                    2,481
       24,500  Millipore Corp.*                                                                     1,902
       39,800  Pharmaceutical Product Development, Inc.                                             1,681
       86,024  Thermo Fisher Scientific, Inc.*                                                      5,059
      110,281  Waters Corp.*                                                                        8,490
                                                                                          ---------------
                                                                                                   19,613
                                                                                          ---------------
               MANAGED HEALTH CARE (1.5%)
      120,700  Coventry Health Care, Inc.*                                                          7,279

                                                                               7

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       51,100  Health Net, Inc.*                                                          $         2,740
      173,600  UnitedHealth Group, Inc.                                                             8,532
       78,828  WellPoint, Inc.*                                                                     6,246
                                                                                          ---------------
                                                                                                   24,797
                                                                                          ---------------
               PHARMACEUTICALS (5.7%)
       31,425  Abbott Laboratories                                                                  1,717
      204,600  Allergan, Inc.                                                                      13,827
       52,500  Barr Pharmaceuticals, Inc.*                                                          3,009
      456,222  Bristol-Myers Squibb Co.                                                            13,682
       30,565  Eli Lilly and Co.                                                                    1,655
       78,500  Endo Pharmaceuticals Holdings, Inc.*                                                 2,300
      121,400  Johnson & Johnson                                                                    7,912
      337,748  Merck & Co., Inc.                                                                   19,677
      218,000  Pfizer, Inc.                                                                         5,365
      201,880  Schering-Plough Corp.                                                                6,161
      110,100  Valeant Pharmaceuticals International*                                               1,602
      348,800  Wyeth                                                                               16,962
                                                                                          ---------------
                                                                                                   93,869
                                                                                          ---------------
               Total Health Care                                                                  234,163
                                                                                          ---------------

               INDUSTRIALS (13.7%)
               -------------------
               AEROSPACE & DEFENSE (2.3%)
       14,185  Boeing Co.                                                                           1,399
       27,005  General Dynamics Corp.                                                               2,456
      127,746  Goodrich Corp.                                                                       8,899
       85,900  Honeywell International, Inc.                                                        5,189
       68,500  L-3 Communications Holdings, Inc.                                                    7,510
       62,936  Precision Castparts Corp.                                                            9,429
       30,945  United Technologies Corp.                                                            2,370
                                                                                          ---------------
                                                                                                   37,252
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.7%)
       93,800  FedEx Corp.                                                                          9,693
       80,700  Hub Group, Inc. "A"*                                                                 2,048
                                                                                          ---------------
                                                                                                   11,741
                                                                                          ---------------
               BUILDING PRODUCTS (0.6%)
      411,100  Masco Corp.(a)                                                                       9,899
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.7%)
        8,430  Fluor Corp.                                                                          1,332
       38,628  Foster Wheeler Ltd.*                                                                 5,726
       44,063  Jacobs Engineering Group, Inc.*                                                      3,840
        6,720  Quanta Services, Inc.*                                                                 222
                                                                                          ---------------
                                                                                                   11,120
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.9%)
       79,726  Agco Corp.*                                                                          4,758
       45,160  Caterpillar, Inc.(a)                                                                 3,369
       23,705  Deere & Co.                                                                          3,672
       80,293  Manitowoc Co., Inc.                                                                  3,955
       50,300  Oshkosh Truck Corp.                                                                  2,726
      177,888  PACCAR, Inc.                                                                         9,884

8

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       28,600  Terex Corp.*                                                               $         2,123
                                                                                          ---------------
                                                                                                   30,487
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.0%)
       68,300  Emerson Electric Co.                                                                 3,570
       26,922  First Solar, Inc.*                                                                   4,275
       34,029  SunPower Corp.*(a)                                                                   4,303
       92,600  Thomas & Betts Corp.*                                                                5,187
                                                                                          ---------------
                                                                                                   17,335
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
       63,200  Manpower, Inc.                                                                       4,723
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (2.5%)
       25,100  3M Co.                                                                               2,168
      709,605  General Electric Co.                                                                29,207
       63,304  McDermott International, Inc.*                                                       3,865
       79,564  Textron, Inc.                                                                        5,507
                                                                                          ---------------
                                                                                                   40,747
                                                                                          ---------------
               INDUSTRIAL MACHINERY (1.9%)
       63,600  Briggs & Stratton Corp.(a)                                                           1,432
       49,560  Danaher Corp.                                                                        4,246
       44,040  Dover Corp.                                                                          2,026
       68,200  Graco, Inc.                                                                          2,684
      332,000  Illinois Tool Works, Inc.                                                           19,010
       17,500  ITT Corp.                                                                            1,171
                                                                                          ---------------
                                                                                                   30,569
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.5%)
       52,900  Avery Dennison Corp.                                                                 3,063
       87,100  Herman Miller, Inc.                                                                  2,371
       71,500  Pitney Bowes, Inc.                                                                   2,863
                                                                                          ---------------
                                                                                                    8,297
                                                                                          ---------------
               RAILROADS (1.0%)
      185,000  Burlington Northern Santa Fe Corp.                                                  16,123
                                                                                          ---------------
               TRUCKING (0.3%)
      108,800  Ryder System, Inc.                                                                   5,206
                                                                                          ---------------
               Total Industrials                                                                  223,499
                                                                                          ---------------

               INFORMATION TECHNOLOGY (17.3%)
               ------------------------------
               APPLICATION SOFTWARE (0.5%)
       42,200  Adobe Systems, Inc.*                                                                 2,021
       34,100  Autodesk, Inc.*                                                                      1,668
      143,300  Intuit, Inc.*                                                                        4,610
                                                                                          ---------------
                                                                                                    8,299
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (2.9%)
       85,864  Ciena Corp.*(a)                                                                      4,109
      460,970  Cisco Systems, Inc.*                                                                15,240
      138,205  Corning, Inc.                                                                        3,354
      120,100  Foundry Networks, Inc.*                                                              2,539

                                                                               9

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
      154,422  Juniper Networks, Inc.*                                                    $         5,559
      107,400  Nokia Corp. ADR                                                                      4,266
       12,300  QUALCOMM, Inc.                                                                         526
       81,405  Research In Motion Ltd.*                                                            10,136
       63,359  Riverbed Technology, Inc.*                                                           2,141
                                                                                          ---------------
                                                                                                   47,870
                                                                                          ---------------
               COMPUTER HARDWARE (1.9%)
       73,856  Apple, Inc.*                                                                        14,029
      224,300  Dell, Inc.*                                                                          6,864
      171,321  Hewlett-Packard Co.                                                                  8,854
       13,465  International Business Machines Corp.                                                1,563
                                                                                          ---------------
                                                                                                   31,310
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.3%)
      476,136  EMC Corp.*(a)                                                                       12,089
       57,900  Lexmark International, Inc. "A"*                                                     2,431
      168,100  Network Appliance, Inc.*                                                             5,294
       93,700  QLogic Corp.*                                                                        1,455
                                                                                          ---------------
                                                                                                   21,269
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
       54,300  Computer Sciences Corp.*                                                             3,171
       25,800  DST Systems, Inc.*(a)                                                                2,186
       37,670  Iron Mountain, Inc.*                                                                 1,308
       47,805  MasterCard, Inc. "A"(a)                                                              9,061
                                                                                          ---------------
                                                                                                   15,726
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.6%)
      208,073  Amphenol Corp. "A"                                                                   9,211
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.3%)
      191,342  Activision, Inc.*                                                                    4,525
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (2.1%)
       14,700  Akamai Technologies, Inc.*                                                             576
       42,100  Alibaba.com Ltd.(c)                                                                     73
      125,266  eBay, Inc.*                                                                          4,522
       32,648  Google, Inc. "A"*                                                                   23,082
      213,941  Yahoo!, Inc.*                                                                        6,654
                                                                                          ---------------
                                                                                                   34,907
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.4%)
       92,886  Cognizant Technology Solutions Corp. "A"*                                            3,851
      156,300  Perot Systems Corp. "A"*                                                             2,282
                                                                                          ---------------
                                                                                                    6,133
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.7%)
      136,915  Applied Materials, Inc.                                                              2,659
       86,750  Lam Research Corp.*                                                                  4,355
       37,200  MEMC Electronic Materials, Inc.*                                                     2,724
       37,225  Varian Semiconductor Equipment Associates, Inc.*                                     1,713
                                                                                          ---------------
                                                                                                   11,451
                                                                                          ---------------
               SEMICONDUCTORS (2.9%)
       30,275  Altera Corp.                                                                           594

10

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
      294,600  Analog Devices, Inc.                                                     $           9,857
      681,800  Intel Corp.                                                                         18,340
      134,200  Linear Technology Corp.(a)                                                           4,431
       72,970  Maxim Integrated Products, Inc.                                                      1,978
      175,507  NVIDIA Corp.*                                                                        6,209
       20,000  Texas Instruments, Inc.                                                                652
      234,200  Xilinx, Inc.                                                                         5,715
                                                                                          ---------------
                                                                                                   47,776
                                                                                          ---------------
               SYSTEMS SOFTWARE (2.7%)
      915,428  Microsoft Corp.                                                                     33,697
      427,100  Symantec Corp.*                                                                      8,021
       25,374  VMware, Inc. "A"*(a)                                                                 3,167
                                                                                          ---------------
                                                                                                   44,885
                                                                                          ---------------
               Total Information Technology                                                       283,362
                                                                                          ---------------

               MATERIALS (2.6%)
               ----------------
               DIVERSIFIED CHEMICALS (0.3%)
       87,900  E.I. du Pont de Nemours & Co.                                                        4,352
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (1.2%)
      166,800  Companhia Vale do Rio Doce ADR                                                       6,285
      117,725  Freeport-McMoRan Copper & Gold, Inc. "B"                                            13,854
                                                                                          ---------------
                                                                                                   20,139
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
       71,749  Monsanto Co.                                                                         7,005
       84,705  Mosaic Co.*                                                                          5,912
       37,891  Potash Corp. of Saskatchewan, Inc.                                                   4,654
                                                                                          ---------------
                                                                                                   17,571
                                                                                          ---------------
               STEEL (0.0%)
        5,400  Allegheny Technologies, Inc.                                                           552
                                                                                          ---------------
               Total Materials                                                                     42,614
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (2.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
      466,110  AT&T, Inc.                                                                          19,479
      156,000  Verizon Communications, Inc.                                                         7,187
                                                                                          ---------------
                                                                                                   26,666
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.8%)
       23,000  NII Holdings, Inc.*                                                                  1,334
      657,200  Sprint Nextel Corp.                                                                 11,238
                                                                                          ---------------
                                                                                                   12,572
                                                                                          ---------------
               Total Telecommunication Services                                                    39,238
                                                                                          ---------------

               UTILITIES (5.1%)
               ----------------
               ELECTRIC UTILITIES (3.4%)
      322,740  American Electric Power Co., Inc.                                                   15,559
      141,900  Duke Energy Corp.                                                                    2,720

                                                                                                       11

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       48,100  Entergy Corp.                                                              $         5,766
      300,110  Exelon Corp.                                                                        24,843
       15,600  FirstEnergy Corp.                                                                    1,087
       95,300  Pepco Holdings, Inc.                                                                 2,715
       66,700  Pinnacle West Capital Corp.                                                          2,695
                                                                                          ---------------
                                                                                                   55,385
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
       89,588  NRG Energy, Inc.*                                                                    4,091
                                                                                          ---------------
               MULTI-UTILITIES (1.5%)
      145,700  CenterPoint Energy, Inc.                                                             2,442
       41,300  Dominion Resources, Inc.                                                             3,784
      161,800  MDU Resources Group, Inc.                                                            4,556
      145,400  NiSource, Inc.                                                                       2,974
      115,600  Sempra Energy                                                                        7,111
      155,700  Xcel Energy, Inc.                                                                    3,511
                                                                                          ---------------
                                                                                                   24,378
                                                                                          ---------------
               Total Utilities                                                                     83,854
                                                                                          ---------------
               Total Common Stocks (cost: $1,388,733)                                           1,598,856
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (0.5%)
       30,800  MidCap SPDR Trust Series 1                                                           5,081
       20,000  SPDR Trust Series 1                                                                  3,093
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $7,008)                                           8,174
                                                                                          ---------------
               Total Equity Securities
               (cost: $1,395,741)                                                               1,607,030
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.5%)

               MONEY MARKET FUNDS (1.5%)
    24,870,216 SSgA Prime Money Market Fund, 4.95% (d)(cost:  $24,870)                             24,870
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (4.2%)

               MONEY MARKET FUNDS (1.2%)
       372,053 AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.00%(d)                        372
    20,020,546 Merrill Lynch Premier Institutional Fund, 5.17%(d)                                  20,021
                                                                                          ---------------
               Total Money Market Funds                                                            20,393
                                                                                          ---------------

12

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)



    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
        (000)  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (3.0%)
     $ 27,000  Credit Suisse First Boston LLC, 4.82%, acquired on 10/31/2007 and due
                     11/01/2007 at $27,000 (collateralized by $27,955 of Federal Home
                     Loan Bank Bonds(b), 4.15%, due 6/26/2013; market value $27,542)    $          27,000
       22,000  Deutsche Bank Securities, Inc., 4.82%, acquired on 10/31/2007 and due
                     11/01/2007 at $22,000 (collateralized by $1,315 of Federal
                     Home Loan Bank Bonds(b), 5.15%, due 1/16/2009 and $21,636
                     of Fannie Mae Discount Notes(b), 4.39%(e), due 5/30/2008;
                     combined market value of $22,441)                                             22,000
                                                                                          ---------------
               Total Repurchase Agreements                                                         49,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities
               Loaned (cost: $69,393)                                                              69,393
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,490,004)                                     $       1,701,293
                                                                                          ===============

  N O T E S
--------------------------------------------------------------------------------
                                 to Portfolio of INVESTMENTS


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

14

  N O T E S
--------------------------------------------------------------------------------
                                 to Portfolio of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6.  Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

  N O T E S
--------------------------------------------------------------------------------
                                 to Portfolio of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2007, was approximately $68,202,000. This amount excludes $956,000 of securities which were sold prior to October 31, 2007.

D. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $253,064,000 and $41,775,000, respectively, resulting in net unrealized appreciation of $211,289,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,636,726,000 at October 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATIONS

16

  N O T E S
--------------------------------------------------------------------------------
                                 to Portfolio of INVESTMENTS
                                 (continued)


USAA GROWTH & INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange(AMEX).


SPECIFIC NOTES
(a)  The security or a portion thereof was out on loan as of October 31, 2007.
(b) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(c) Security was fair valued at October 31, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(d) Rate represents the money market fund annualized seven-day yield at October 31, 2007.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
  *  Non-income-producing security for the 12 months preceding October 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.